Premises and Equipment (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Operating leases, rent expense, net	$ 457,000	$ 448,000